Income Taxes - Schedule of Income before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (19,458)	$ (6,852)
Foreign
Loss before income taxes	$ (19,458)	$ (6,852)